Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

July 22, 2020

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
Post-Effective Amendment No. 609

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 609 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). The Amendment is being filed for the purpose of adding the following new series to the Trust: Global X China Biotech Innovation ETF.

Please do not hesitate to call Mark A. Sheehan at (215) 564-8027 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ John H. Belanger
John H. Belanger